Common Shares (Details Narrative)						1 Months Ended							3 Months Ended	12 Months Ended
	Dec. 15, 2023 CAD ($) $ / shares shares	Jul. 10, 2023 CAD ($) $ / shares shares	Mar. 14, 2023 CAD ($) $ / shares shares	Jun. 07, 2021 CAD ($) $ / shares shares	May 14, 2021 CAD ($) $ / shares shares	Aug. 31, 2023 CAD ($) $ / shares shares	Jun. 25, 2021 CAD ($) $ / shares shares	May 28, 2021 CAD ($) $ / shares shares	May 28, 2021 USD ($)	Apr. 26, 2021 CAD ($)	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($)	Jan. 31, 2024 CAD ($) $ / shares	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares shares	Oct. 31, 2022 shares	May 28, 2021 USD ($) shares	Apr. 03, 2021 CAD ($) $ / shares shares	Apr. 03, 2021 USD ($) shares
Statement [Line Items]
Proceeds from exercise of warrants											$ 2,491,766		$ 647,166
Other transaction costs												$ 30,477
Issued capital amount											$ 287,413									$ 2,794,868
Warrants exercised shares | shares																				5,589,735	5,589,735
Warrants exercise price | $ / shares											$ 1.40						$ 0.20			$ 0.60
Warrants issuance cost of reclassified from reserves																					$ 572,565
Common shares issued | shares											1,779,833						3,160,000	1,540,135		6,372,298	6,372,298
Share issuance costs | shares											210,771	210,771
Received subscription													$ 74,000
Common shares price per shares | $ / shares					$ 0.70
Fair value of shares issued														$ 78,459,590	$ 76,571,515
Private Placement [Member]
Statement [Line Items]
Other transaction costs			$ 105,000
Share issue costs totaling			228,972
Brokers fee			84,000
Fair value of warrants issued			$ 39,972
Exercise price | $ / shares			$ 0.10
Description of warrants			the Company closed on a brokered private placement and issued 15,000,000 units at price of $0.10 per unit for gross proceeds of $1,500,000. Each unit consisted of one common share and one share purchase warrant entitling the holder to purchase one common share at an exercise price of $0.15 and expiring on March 14, 2028
Cash payments			$ 228,972
Issuance of share purchase warrants, shares | shares			840,000
Issuance of share purchase warrants, value			$ 225,000
Common shares issuance expiry date			March 14, 2025
Third Party [Member]
Statement [Line Items]
Common shares issued | shares															10,000	15,000
Fair value of shares issued															$ 16,850	$ 28,350
Share issued upon service rendered, shares | shares															152,500
Common shares of vesting of restricted stock units | shares																23,724
Share issued upon service rendered, amount															$ 29,737	$ 40,331
Common shares issued for settlement of accounts payable , shares | shares																412,069
Common shares issued for settlement of accounts payable fair value																$ 115,500
Non Brokered Private Placement Member
Statement [Line Items]
Other transaction costs					$ 38,637
Share issue costs totaling						$ 12,999
Brokers fee						$ 7,600
Common shares issued | shares	2,000,000	2,200,000	3,571,429		1,142,857	2,950,000		15,812,500											15,812,500
Common shares price per shares | $ / shares	$ 0.10	$ 0.10	$ 0.11			$ 0.10		$ 0.40						$ 0.10
Fair value of warrants issued						$ 5,399
Issuance of share purchase warrants, shares | shares						114,000
Gross proceeds for common shares	$ 200,000	$ 220,000	$ 357,143		$ 972,000	$ 295,000		$ 6,325,000
Common shares issuance cost, shares | shares					311,689
Common shares issuance expiry date	December 14, 2025	July 9, 2028	March 14, 2028			August 30, 2025								August 30, 2025
Common shares issuance cost of fair value	$ 80,000	$ 44,000	$ 48,846		$ 168,312	$ 44,250
Shelf Prospectus [Member]
Statement [Line Items]
Proceeds from exercise of warrants				$ 2,610,000			$ 226,954
Other transaction costs				$ 68,086			$ 4,000	$ 254,109
Aggregate offering amount										$ 100,000,000
Warrants exercise price | $ / shares				$ 0.50			$ 0.0563	$ 0.50
Common shares issued | shares				6,525,000			500,000	689,655											689,655
Common shares price per shares | $ / shares				$ 0.40			$ 0.40
Fair value of shares issued							$ 17,405	$ 268,965
Total Shares issuance costs				$ 556,698			50,920		$ 1,673,703
Fair value compensation options				227,612															$ 644,629
Incurred costs																$ 77,184
Agent's fee				261,000			22,696		$ 506,000
Allocated fair value of warrants				$ 685,125			$ 52,500	$ 395,313
Warrants purchase share | shares							478,750
Compensation options | shares				652,750			50,000	1,265,000											1,265,000
Description of compensation options				Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024			an exercise price of $0.40 per unit and expires on May 28, 2024, 47,875 compensation options with fair value of $6,819 (Note 11) entitling the holder to purchase one common share at an exercise price of $0.50 per share and expires on May 28, 2024	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024
Common shares issuance expiry date				May 28, 2021			May 28, 2024